Accounts receivable	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Accounts receivable trade disclosure

4.       Accounts receivable

Accounts receivable are comprised of the following:
	December 31,
	2012	2013
Trade receivables	$5,247	$4,572
Other receivables	31,800	31,800
Total	$37,047	$36,372

Trade receivables reflect the current receivables from time or voyage charters.

Other receivables amounting to $31,800 as of December 31, 2012 and December 31, 2013, reflect the receivables related to the cancellation of the acquisition agreement of newbuild Hull J0131. The Company had entered into a shipbuilding contract with Zhoushan Jinhaiwan Shipyard Co., (the “Shipyard”) for the construction, sale and delivery by the Shipyard to it of one 180,000 DWT Capesize class newbuild vessel (Hull J0131) in exchange for $53,000 (the “Shipyard Agreement”). In December 2012, after having paid $31,800 in advances during construction, the Company exercised its termination right under the Shipyard Agreement due to the Shipyard's excessive construction delays. The Company delivered demands to each of the Shipyard and the Export Import Bank of China (a bank rated Aa3 by Moody's Investor Services) (the “Refund Guarantor”), pursuant to the shipbuilding contract and the refund guarantees, respectively, for a refund of the full amount of advances paid, with interest. In response, in January 2013, the Company received a notice of arbitration, and arbitration proceedings with the Shipyard were initiated in London, England. The Shipyard alleged that the Company's termination constituted a breach of the Shipyard Agreement and argued that the Company was not entitled to a refund of any of the advances paid or interest. Under the terms of the Shipyard Agreement and the relevant refund guarantees, the Company was entitled to receive interest on the advances paid, the accrued amount of which as of December 31, 2013, was $4,153, (refer to Note 11c). The capitalized expenses in relation to newbuild Hull J0131 as of December 31, 2013, amounted to $887, and the legal expenses incurred amounted to $78 as of December 31, 2013 (refer to Note 11c). In September, 2013 a hearing was held in London relating to certain preliminary issues related to the case. In January 2014, an appealable arbitration award in favor of the Company was issued in relation to these preliminary issues, which provided that the Company had lawfully cancelled the shipbuilding contract and ordered the Shipyard to refund to the Company the full amount of the advances paid in the sum of $31,800, with interest at the rate of five percent (5%) computed from the respective dates of the Company's advances. In February 2014, the Company served to the Refund Guarantor the arbitration award. The appeal period of the award lapsed on or about February 24, 2014, and the Company is and will continue vigorously pursuing the refund under the arbitration award.